PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2014
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

11.PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2012	2013	2014
Rents	191,538	186,656	163,155
Personnel costs	15,488	8,700	7,217
Others	23,664	15,928	15,953
Total	230,690	211,284	186,325